UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2013


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:         Tiger Veda Management, LLC

Address:      101 Park Ave
              New York, New York 10178
              Attention: Manish Chopra


13F File Number: 028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Manish Chopra
Title:  Managing Member
Phone:  212-984-2475


Signature, Place and Date of Signing:


/s/ Manish Chopra               New York, New York             May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:           15

Form 13F Information Table Value Total:           $229,581
                                                 (thousands)




List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Form 13F File Number                       Name
--------------------                       ----

(1) 028-12700                              Tiger Veda L.P.

                                                     FORM 13F INFORMATION TABLE
                                                     Tiger Veda Management, LLC
                                                           March 31, 2013

COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6     COLUMN 7       COLUMN 8
--------------                --------------  ---------  -------- -------------------- --------------  --------  -------------------
                                                          VALUE     SHS OR    SH/ PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT    PRN CALL   DISCRETION      MGRS    SOLE   SHARED  NONE
--------------                --------------  ---------  -------- ----------  --- ---- --------------  --------  ----   ------  ----
APPLE INC                     COM             037833100   21,586      48,765  SH       SHARED-DEFINED     1              48,765
ASCENT CAP GROUP INC          COM SER A       043632108    8,256     110,909  SH       SHARED-DEFINED     1             110,909
AVIS BUDGET GROUP             COM             053774105   17,241     619,494  SH       SHARED-DEFINED     1             619,494
CARNIVAL CORP                 PAIRED CTF      143658300   11,027     321,500  SH       SHARED-DEFINED     1             321,500
GENCORP INC                   COM             368682100   21,793   1,638,587  SH       SHARED-DEFINED     1           1,638,587
GNC HLDGS INC                 COM CL A        36191G107   10,272     261,500  SH       SHARED-DEFINED     1             261,500
GOOGLE INC                    CL A            38259P508   15,591      19,632  SH       SHARED-DEFINED     1              19,632
GRACE W R & CO DEL NEW        COM             38388F108   11,564     149,200  SH       SHARED-DEFINED     1             149,200
HDFC BANK LTD                 ADR REPS 3 SHS  40415F101    2,685      71,742  SH       SHARED-DEFINED     1              71,742
HERTZ GLOBAL HOLDINGS INC     COM             42805T105   13,623     612,000  SH       SHARED-DEFINED     1             612,000
LORAL SPACE & COMMUNICATNS I  COM             543881106   15,852     256,179  SH       SHARED-DEFINED     1             256,179
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT  55608B105   33,943     628,117  SH       SHARED-DEFINED     1             628,117
PHILLIPS 66                   COM             718546104   15,533     222,000  SH       SHARED-DEFINED     1             222,000
ROYAL CARIBBEAN CRUISES LTD   COM             V7780T103   23,387     704,000  SH       SHARED-DEFINED     1             704,000
SEACOR HOLDINGS INC           COM             811904101    7,228      98,100  SH       SHARED-DEFINED     1              98,100











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